Note 22 - Deferred tax assets and liabilities - Net Deferred Tax Liabilities (Assets) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024
Note 22 - Deferred tax assets and liabilities
Deferred tax assets		$ 834,168		$ 831,298
Deferred tax liabilities		442,248		503,941
Net deferred tax liability (asset)		391,920		327,357
Reconciliation of changes in deferred tax liability (asset) [abstract]
At the beginning of the year		327,357		158,010
Translation differences		1,309		(764)
Changes due to business combinations			[1]	(1,761)	[2]
Changes due to deconsolidation of subsidiaries	[3]	8
Charged to other comprehensive income		1,646		(217)
Income statement credit		61,600		172,089
At the end of the year		$ 391,920		$ 327,357

[1]	For the year 2024, related to Mattr’s pipe coating business unit acquisition.
[2]	For the year 2024, related to Mattr’s pipe coating business unit acquisitions.
[3]	For the year 2025, related to the deconsolidation of Amaja Tubular Services Limited.